Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,961,357.43

Principal:
Principal Collections	$21,571,648.31
Prepayments in Full	$12,242,051.53
Liquidation Proceeds	$710,098.07
Recoveries	$31,044.38
Sub Total	$34,554,842.29
Collections	$37,516,199.72

Purchase Amounts:
Purchase Amounts Related to Principal	$132,334.84
Purchase Amounts Related to Interest	$693.45
Sub Total	$133,028.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,649,228.01

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$37,649,228.01
Servicing Fee	$713,064.88	$713,064.88	$0.00	$0.00	$36,936,163.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,936,163.13
Interest - Class A-2 Notes	$50,141.02	$50,141.02	$0.00	$0.00	$36,886,022.11
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$36,622,712.11
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$36,520,777.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,520,777.11
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$36,464,169.28
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,464,169.28
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$36,422,014.95
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,422,014.95
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$36,365,155.62
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,365,155.62
Regular Principal Payment	$33,260,034.74	$33,260,034.74	$0.00	$0.00	$3,105,120.88
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,105,120.88
Residual Released to Depositor	$0.00	$3,105,120.88	$0.00	$0.00	$0.00
Total		$37,649,228.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$33,260,034.74
Total					$33,260,034.74
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$33,260,034.74	$71.21	$50,141.02	$0.11	$33,310,175.76	$71.32
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$33,260,034.74	$22.18	$571,007.51	$0.38	$33,831,042.25	$22.56

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$133,709,397.94	0.2862543	$100,449,363.20	0.2150489
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$818,439,397.94	0.5457245	$785,179,363.20	0.5235471

Pool Information
Weighted Average APR	4.066%	4.061%
Weighted Average Remaining Term	43.33	42.49
Number of Receivables Outstanding	47,009	46,017
Pool Balance	$855,677,852.42	$820,410,817.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$823,639,570.08	$789,850,529.82
Pool Factor	0.5603656	0.5372700

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$12,306,162.27
Yield Supplement Overcollateralization Amount	$30,560,288.02
Targeted Overcollateralization Amount	$35,231,454.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,231,454.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	15

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		138	$610,901.83
(Recoveries)		51	$31,044.38
Net Losses for Current Collection Period			$579,857.45
Cumulative Net Losses Last Collection Period			$3,293,488.35
Cumulative Net Losses for all Collection Periods			$3,873,345.80

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.81%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.35%	539	$11,078,665.75
61-90 Days Delinquent	0.16%	63	$1,290,631.38
91-120 Days Delinquent	0.03%	8	$229,319.90
Over 120 Days Delinquent	0.09%	25	$698,630.98
Total Delinquent Receivables	1.62%	635	$13,297,248.01

Repossession Inventory:
Repossessed in the Current Collection Period		32	$682,396.09
Total Repossessed Inventory		42	$1,051,670.70

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5503%
Preceding Collection Period			0.4978%
Current Collection Period			0.8305%
Three Month Average			0.6262%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1768%
Preceding Collection Period			0.1915%
Current Collection Period			0.2086%
Three Month Average			0.1923%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer